Disclosure - Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 Segment
Summary Of Significant Accounting Policies [Line Items]
Number of operating business segment	1
Furniture and Fixtures
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Office Equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Office Equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Software
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years